Regulatory Capital - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum percent for surplus	10.00%
Maximum percent of surplus	100.00%
Sallie Mae Bank capital stock	$ 1
Percent Capital Surplus exceeds capital stock	100.00%
Sallie Mae Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends	$ 120,000,000	$ 420,000,000	$ 100,000,000